BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings1 [Abstract]
Disclosure of debt and debt facilities
The CHF equivalents of the components of third-party debt are as follows:

	31 December 2025		Principal Amount
	Weighted Average Interest Rate (%)[7]	Unused Borrowing Capacity	31 December

CHF in millions			2025	2024
Sunrise holding bank facility	6.07%	485.7	1,547.2	2,239.0
Sunrise holding SPE notes	4.60%	—	2,143.3	1,468.8
Sunrise holding senior note	3.88%	—	268.0	629.3
Vendor financing	1.96%	—	387.2	350.0
Total third-party debt before deferred financing costs, discounts, premiums and accrued interest	4.85%	485.7	4,345.7	4,687.1

[6] Represents the weighted average interest rate in effect at 31 December 2025 for all borrowings outstanding pursuant to each debt instrument, including any applicable margin. The interest rates presented represent stated rates and do not include the impact of derivative instruments, deferred financing costs, original issue premiums or discounts and commitment fees. Including the effects of derivative instruments, but excluding the impact of original issue premiums, discounts, deferred financing costs, vendor financing and commitment fees, the weighted average interest rate of Sunrise aggregate third-party variable- and fixed-rate indebtedness was 2.8% (2024: 3.0%) at 31 December 2025. The weighted average interest rate calculation includes principal amounts outstanding associated with all Sunrise secured and unsecured borrowings.

The following table provides a reconciliation of total third-party debt before deferred financing costs, discounts, premiums and accrued interest to total debt including interest:

	31 December	31 December
CHF in millions	2025	2024
Total third-party debt before deferred financing costs, discounts, premiums and accrued interest:	4,345.7	4,687.1
Deferred financing costs, discounts and premiums, net	(8.5)	(10.3)
Total carrying amount of third-party debt	4,337.2	4,676.8

Accrued interest on third-party debt	98.5	57.4
Total debt including interest	4,435.7	4,734.2

Current portion of debt	485.7	407.4
Non-current portion of debt	3,950.0	4,326.8
The Sunrise holding bank facility is the senior secured credit facility of certain consolidated entities of Sunrise. The details of Sunrise borrowings under the Sunrise holding bank facility are summarised in the following tables:

Year ended 31 December 2025
Sunrise Holding Bank Facilities	Maturity	Interest Rate	Facility Amount (in Borrowing Currency)	Outstanding Principal Amount	Unused Borrowing Capacity	Carrying Value
			in millions	CHF millions
AAA	15 February 2032	Term SOFR + 2.5%	$1,950.0	1,547.2	—	1,540.5
Revolving Facility B	31 March 2031	SARON + 2.0%	CHF500.0	—	485.7	—
Total				1,547.2	485.7	1,540.5

Year ended 31 December 2024
Sunrise Holding Bank Facilities	Maturity	Interest Rate	Facility Amount (in Borrowing Currency)	Outstanding Principal Amount	Unused Borrowing Capacity	Carrying Value
			in millions	CHF millions
AT	30 April 2028	Term SOFR + 2.4%	$700.0	635.4	—	633.8
AU	30 April 2029	EURIBOR + 2.5%	€400	375.8	—	374.7
AX	31 January 2029	Term SOFR + 3.0%	$1,044.7	948.3	—	944.0
AY	31 January 2029	EURIBOR + 3.0%	€297.6	279.6	—	278.8
Revolving Facility A	31 May 2026	EURIBOR + 2.5%	€10	—	9.4	—
Revolving Facility B	30 September 2029	EURIBOR + 2.5%	€720	—	652.6	—
Total				2,239.0	662.0	2,231.2

Year ended 31 December 2025
				Outstanding principal amount
Sunrise holding SPE notes	Maturity	Interest Rate	Original Issue Amount	Borrowing Currency	CHF Equivalent	Carrying Value CHF
			in millions
2031 Sunrise holding senior secured notes	15 July 2031	4.88%	$1,250.0	$1,230.0	975.9	975.5
UPCB finance VII euro notes	15 June 2029	3.63%	€600.0	€318.1	296.3	295.8
Sunrise FinCo I B.V. 4.625% 2032 (€)	15 May 2032	4.63%	€935.0	€935.0	871.1	870.0
Total					2,143.3	2,141.3

Year ended 31 December 2024
				Outstanding principal amount
Sunrise holding SPE notes	Maturity	Interest Rate	Original Issue Amount	Borrowing Currency	CHF Equivalent	Carrying Value CHF
			in millions
2031 Sunrise holding senior secured notes	15 July 2031	4.88%	$1,250.0	$1,230.0	1,116.6	1,115.9
UPCB finance VII euro notes	15 June 2029	3.63%	€600.0	€374.9	352.2	351.3
Total					1,468.8	1,467.2
The details of the Sunrise holding senior notes are summarised in the following tables:

Year ended 31 December 2025
				Outstanding principal amount
Sunrise holding senior notes	Maturity	Interest rate	Original Issue Amount	Borrowing Currency	CHF Equivalent	Carrying Value CHF
			in millions
3.875% senior notes	15 June 2029	3.88%	€635.0	€287.9	268.0	267.8
Total					268.0	267.8

Year ended 31 December 2024
				Outstanding principal amount
Sunrise holding senior notes	Maturity	Interest Rate	Original Issue Amount	Borrowing Currency	CHF Equivalent	Carrying Value CHF
			in millions
3.875% senior notes	15 June 2029	3.88%	€635.0	€287.9	270.4	269.9
5.5% senior notes	14 January 2028	5.50%	$550.0	$395.3	358.9	358.1
Total					629.3	628.0